Retirement Benefit Schemes - Schedule of Net Liabilities of Funded Pension Schemes by Territory (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded scheme liabilities	£ (12,861)	£ (12,423)
Surplus (deficit) in plan	134	608
Funded Defined Benefit Obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded scheme liabilities	(11,726)	(11,317)
Assets	11,860	11,925
Pension Schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded scheme liabilities	(12,032)	(11,562)
Surplus (deficit) in plan	228	716
Pension Schemes | Funded Defined Benefit Obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded scheme liabilities	(11,454)	(11,031)
Assets	11,682	11,747
Surplus (deficit) in plan	228	716
Pension Schemes | United States
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded scheme liabilities	(4,945)	(4,835)
Assets	4,818	4,464
Surplus (deficit) in plan	(127)	(371)
Pension Schemes | United Kingdom
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded scheme liabilities	(3,214)	(2,962)
Assets	3,533	4,016
Surplus (deficit) in plan	319	1,054
Pension Schemes | Germany
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded scheme liabilities	(958)	(949)
Assets	928	948
Surplus (deficit) in plan	(30)	(1)
Pension Schemes | Canada
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded scheme liabilities	(738)	(694)
Assets	747	708
Surplus (deficit) in plan	9	14
Pension Schemes | Netherlands
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded scheme liabilities	(778)	(782)
Assets	814	793
Surplus (deficit) in plan	36	11
Pension Schemes | Switzerland
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded scheme liabilities	(333)	(326)
Assets	294	283
Surplus (deficit) in plan	(39)	(43)
Pension Schemes | Rest of Group
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded scheme liabilities	(488)	(483)
Assets	548	535
Surplus (deficit) in plan	£ 60	£ 52